REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
REDEEMABLE CONVERTIBLE PREFERRED SHARES
REDEEMABLE CONVERTIBLE PREFERRED SHARES

13.   REDEEMABLE CONVERTIBLE PREFERRED SHARES

From 2014 to 2017, the Group issued several rounds of Preferred Shares to certain investors. All series of Preferred Shares had the same par value of US$0.00001 per share. Upon the completion of the Company's IPO in March 2019, all of the issued and outstanding Preferred Shares were automatically converted and redesignated into Class A or Class B Ordinary Shares on a one-for-one basis.

Prior to the automatic conversion into Class A Ordinary Shares, the Preferred Shares were entitled to certain preferences with respect to conversion, dividend, liquidation and redemption. The holders of Preferred Shares were entitled to vote together with the holders of ordinary shares on all matters submitted to a vote of the shareholders of the Company on an as-if-converted basis and not as a separate class. Immediately prior to the IPO, the Preferred Shares comprised the following:

In October 2014, the Group issued 250,000 Series A Convertible Redeemable Preferred Shares (“Series A Preferred Shares”) for an aggregate purchase price of US$7,000 thousand and 46,875 Series A‑1 Convertible Redeemable Preferred Shares (“Series A‑1 Preferred Shares”) for an aggregate purchase price of US$1,500 thousand.

In May 2015, the Group issued 176,847 Series B Convertible Redeemable Preferred Shares (“Series B Preferred Shares”) for an aggregate purchase price of US$30,000 thousand.

All the Series A, Series A‑1 and Series B Preferred Shares were issued for cash consideration and have the same par value of US$0.005 per share at each issuance date.

After a share split effective on September 22, 2016, the number of shares of Series A, Series A‑1 and Series B Preferred Shares were proportionally split with par value of US$0.00001 per share.  125,000,000 Series A Preferred Shares, 23,437,500 Series A‑1 Preferred Shares and 88,423,500 Series B Preferred Shares were issued in the Company’s amended Memorandum and Articles of Association.

In May 2017, the Group issued 128,844,812 Series C Convertible Redeemable Preferred Shares (“Series C Preferred Shares”) for an aggregate purchase price of US$91,362 thousand and 12,225,282 Series C‑1 Convertible Redeemable Preferred Shares (“Series C‑1 Preferred Shares”) for an aggregate purchase price of US$12,609 thousand.

Out of the total Series C Preferred Shares, i) 95,094,173 Series C Preferred Shares were issued for cash consideration of US$67,430 thousand; ii) 5,878,794 Series C Preferred Shares were converted from the convertible note with the principal amount of US$3,855 thousand plus accrued but unpaid interest of US$314 thousand at the price per share of US$0.71; and iii) 27,871,845 Series C Preferred Shares were issued from the repayment of an outstanding principal amount of US$19,274 thousand plus accrued but unpaid interest of US$490 thousand loaned by the fellow subsidiary of the investor of Series C Preferred Shares to the Company. The total Series C‑1 Preferred Shares were issued for cash consideration.

The Series A, Series A‑1, Series B, Series C and Series C‑1 Preferred Shares are collectively referred to as the “Preferred Shares”. All series of Preferred Shares have the same par value of US$0.00001 per share.

Accounting of the Preferred Shares

The Company classified the Preferred Shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

The Group determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the Preferred Shares or do not meet the definition of a derivative.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Preferred Shares. In making this determination, the Group compared the initial effective conversion prices of the Preferred Shares and the fair values of the Group’s ordinary shares determined by the Group at the issuance dates. The initial effective conversion prices were greater than the fair values of the ordinary shares to which the Preferred Shares are convertible into at the issuance dates.

In March, 2019, all 377,931,094 issued and outstanding preferred shares were converted into Class A or Class B ordinary shares upon the completion of the IPO.

The Group’s Preferred Shares activities for the years ended December 31, 2017, 2018, 2019 are summarized below:

	Series A		Series A-1		Series B		Series C		Series C-1
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares
	No. of	Amount in	No. of	Amount in	No. of	Amount in	No. of	Amount in	No. of	Amount in
	shares	HK$	shares	HK$	shares	HK$	shares	HK$	shares	HK$
Balances at December 31, 2016	125,000,000	61,506,395	23,437,500	13,179,946	88,423,500	254,488,880	—	—	—	—
Issuance of Preferred Shares	—	—	—	—	—	—	128,844,812	708,765,649	12,225,282	97,818,708
Preferred Shares redemption value accretion	—	3,273,858	—	701,541	—	14,030,820	—	26,106,072	—	3,602,966
Balances at December 31, 2017	125,000,000	64,780,253	23,437,500	13,881,487	88,423,500	268,519,700	128,844,812	734,871,721	12,225,282	101,421,674
Preferred Shares redemption value accretion	—	3,291,792	—	705,384	—	14,107,680	—	42,963,732	—	5,929,544
Balances at December 31, 2018	125,000,000	68,072,045	23,437,500	14,586,871	88,423,500	282,627,380	128,844,812	777,835,453	12,225,282	107,351,218
Preferred Shares redemption value accretion	—	604,779	—	129,595	—	2,591,909	—	7,893,436	—	1,089,395
Conversion and redesignation of Preferred Shares	(125,000,000)	(68,676,824)	(23,437,500)	(14,716,466)	(88,423,500)	(285,219,289)	(128,844,812)	(785,728,889)	(12,225,282)	(108,440,613)
Balances at December 31, 2019	—	—	—	—	—	—	—	—	—	—